Income Taxes - Effective Income Tax Rate And PRC Statutory Income Tax Rate - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Corporate income tax rate		50.00%	50.00%
Percent of shares based compensation not taxable	13.90%
shares-based compensation	13.90%
Percent of operating expenses not deductible		7.79%
PRC Enterprise Income Tax
Income Taxes [Line Items]
Percent of shares based compensation not taxable	4.35%	3.52%
shares-based compensation	4.35%	3.52%